SUBSEQUENT EVENTS (Details) - Subsequent Event - Galaxy Digital Holdings, LP	Sep. 30, 2025 MW
Subsequent Event [Line Items]
Lessee, Operating Lease, Term of Contract	15 years
Lease agreement, nonmonetary amount	133